Income Tax Income	6 Months Ended
Jun. 30, 2018
Income Tax (Income)/ Expense [Abstract]
INCOME TAX INCOME
10.	INCOME TAX INCOME

Income tax expense is recognized at an amount determined by multiplying the profit (loss) before tax for the interim reporting period by management’s best estimate of the weighted-average annual income tax rate expected for the full financial year, adjusted for the tax effect of certain items recognized in full in the interim period. As such, the effective tax rate in the interim financial statements may differ from management’s estimate of the effective tax rate for the annual financial statements.

Due to continuous operating loss, the effective tax rate for the for the six months ended June 30, 2018 and 2017 were (9)% and (23)%, respectively.

	For the six months ended June 30,
	2018	2017
PRC enterprises income tax:
Current tax	-
Deferred tax	256,512	1,244,281
	256,512	1,244,281

Hongri Fujian and Anhui Kai Xin subject to the applicable enterprise income tax rate of 25%. As of June 30, 2018 and December 31, 2017, the Company had no unrecognized tax benefits.

France Cock and Vast Billion were incorporated in Hong Kong and subject to Hong Kong profits tax at a tax rate of 16.5%. No provision for Hong Kong profits tax has been made as France Cock and Vast Billion has no taxable income during the reporting period.

Hongri International Holding Limited and Roller Rome were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.